Equity instruments (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Instruments Nontrading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss [Abstract]
Balance at beginning of year	R$ 1,106,637	R$ 1,985,473	R$ 1,162,332
Net additions (disposals)	(1,034,219)	(830,395)	852,820
Valuation adjustments	(31,432)	(48,441)	(29,679)
Balance at end of year	R$ 40,986	R$ 1,106,637	R$ 1,985,473